SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of shares upon exercise
Outstanding at beginning of year	2,811,966	2,531,381	2,875,003
Granted	643,697	704,348	572,533
Forfeited	(1,358,492)	(320,496)	(562,787)
Exercised	(138,157)	(103,267)	(353,368)
Outstanding at end of year	1,959,014	2,811,966	2,531,381
Exercisable at end of year	1,072,658	1,646,204	1,440,143
Vested and expected to vest	1,407,930	2,197,848	1,950,116
Weighted average exercise price
Outstanding at beginning of year	$ 10.70	$ 11.99
Granted	4.99	6.73	$ 11.93
Forfeited	12.41	15.13	17.02
Exercised	1.75	1.28	4.18
Outstanding at end of year	8.24	10.70	11.99
Exercisable at end of year	9.87	11.99	11.75
Vested and expected to vest	$ 9.04	$ 11.16	$ 11.97